OPERATING LEASES - Right of use assets and lease liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
OPERATING LEASES.
Right-of-use assets	$ 5,506	$ 8,582	$ 0
Operating lease liabilities - current	2,836	3,289	$ 0
Operating lease liabilities - non - current	1,980	$ 2,874
Cash paid for amounts included in the measurement of lease liabilities	2,521
Non-cash transaction amount of lease liabilities arising from acquisition of right-of-use assets	$ 406